UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2012

Item 1. Schedule of Investments

Retirement Funds	August 31, 2012

T. Rowe Price Retirement 2010 Fund
Unaudited

Portfolio of Investments[1]

(Cost and value in $000s)

	Percent of Net Assets	Shares	Value
EQUITY MUTUAL FUNDS 53.7%			
T. Rowe Price Equity Index 500 Fund	25.0%	37,745,148	1,435,071
T. Rowe Price International Stock Fund	4.4	19,118,304	255,229
T. Rowe Price Overseas Stock Fund	3.9	28,553,938	226,718
T. Rowe Price International Growth & Income Fund	3.9	18,346,046	223,088
T. Rowe Price Emerging Markets Stock Fund	3.2	6,026,064	183,494
T. Rowe Price Growth Stock Fund	2.8	4,301,251	160,351
T. Rowe Price Real Assets Fund	2.1	11,235,347	121,229
T. Rowe Price Mid-Cap Growth Fund (2)	2.1	2,029,916	117,735
T. Rowe Price Mid-Cap Value Fund	2.0	4,626,635	112,659
T. Rowe Price Value Fund	1.6	3,694,983	93,816
T. Rowe Price New Horizons Fund (2)	0.9	1,469,020	52,282
T. Rowe Price Small-Cap Stock Fund (2)	0.9	1,434,225	50,815
T. Rowe Price Small-Cap Value Fund	0.9	1,293,673	48,978
Total Equity Mutual Funds (Cost $2,514,110)			3,081,465
BOND MUTUAL FUNDS 46.3%			
T. Rowe Price New Income Fund	23.0	132,734,436	1,318,053
T. Rowe Price Inflation Focused Bond Fund	11.9	131,913,850	683,314
T. Rowe Price High Yield Fund	4.3	36,678,167	249,778
T. Rowe Price Emerging Markets Bond Fund	4.2	17,246,795	239,213
T. Rowe Price International Bond Fund	2.9	16,743,652	167,269
T. Rowe Price Summit Cash Reserves Fund 0.01% (3)	—	16,078	16
Total Bond Mutual Funds (Cost $2,481,009)			2,657,643
Total Investments in Securities 100.0% of Net Assets (Cost $ 4,995,119)			$ 5,739,108

(1) Affiliated Companies
(2) Non-income producing
(3) Seven-day yield

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2012. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/12	Value 5/31/12
T. Rowe Price Emerging Markets Bond Fund	$ 4,371	$ 4,944	$ 3,588	$ 239,213	$ 223,346
T. Rowe Price Emerging Markets Stock Fund	3,376	1,766	–	183,494	170,694
T. Rowe Price Equity Index 500 Fund	23,617	71,969	7,825	1,435,071	1,389,804
T. Rowe Price Growth Stock Fund	817	12,566	–	160,351	167,383
T. Rowe Price High Yield Fund	5,515	34,248	4,626	249,778	270,031
T. Rowe Price Inflation Focused Bond Fund	25,982	17,623	–	683,314	671,254
T. Rowe Price International Bond Fund	1,525	6,765	972	167,269	166,911
T. Rowe Price International Growth & Income Fund	12,546	2,405	–	223,088	195,110
T. Rowe Price International Stock Fund	15,693	2,383	–	255,229	223,304
T. Rowe Price Mid-Cap Growth Fund	574	1,789	–	117,735	114,102
T. Rowe Price Mid-Cap Value Fund	552	7,980	–	112,659	109,777
T. Rowe Price New Horizons Fund	254	1,510	–	52,282	51,240
T. Rowe Price New Income Fund	91,839	30,041	10,299	1,318,053	1,240,654
T. Rowe Price Overseas Stock Fund	13,055	2,420	–	226,718	194,977
T. Rowe Price Real Assets Fund	511	2,390	–	121,229	113,881
T. Rowe Price Small-Cap Stock Fund	246	2,686	–	50,815	50,356
T. Rowe Price Small-Cap Value Fund	239	1,814	–	48,978	47,783
T. Rowe Price Summit Cash Reserves Fund, 0.01%	7,199	12,950	–	16	5,767
T. Rowe Price Value Fund	1,398	9,276	–	93,816	95,991
Totals			$ 27,310	$ 5,739,108	$ 5,502,365

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Retirement 2010 Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2010 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over the time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined under GAAP. The fund values its financial instruments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Financial instruments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On August 31, 2012, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their values.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2012, the cost of investments for federal income tax purposes was $4,995,119,000. Net unrealized gain aggregated $743,989,000 at period-end, of which $745,490,000 related to appreciated investments and $1,501,000 related to depreciated investments.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets.

At August 31, 2012, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement 2020 Fund
Unaudited

Portfolio of Investments (1)

(Cost and value in $000s)

	Percent of Net Assets	Shares	Value
EQUITY MUTUAL FUNDS 71.6%			
T. Rowe Price Equity Index 500 Fund	17.0%	69,301,945	2,634,860
T. Rowe Price Growth Stock Fund	12.1	50,301,748	1,875,249
T. Rowe Price Value Fund	10.4	63,555,505	1,613,674
T. Rowe Price International Stock Fund	5.8	68,058,703	908,584
T. Rowe Price Overseas Stock Fund	5.2	101,694,329	807,453
T. Rowe Price International Growth & Income Fund	5.1	65,722,299	799,183
T. Rowe Price Emerging Markets Stock Fund	4.2	21,541,178	655,929
T. Rowe Price Real Assets Fund	2.8	40,410,446	436,029
T. Rowe Price Mid-Cap Growth Fund (2)	2.7	7,293,289	423,011
T. Rowe Price Mid-Cap Value Fund	2.7	17,154,248	417,706
T. Rowe Price New Horizons Fund (2)	1.2	5,330,919	189,727
T. Rowe Price Small-Cap Stock Fund (2)	1.2	5,280,742	187,097
T. Rowe Price Small-Cap Value Fund	1.2	4,748,675	179,785
Total Equity Mutual Funds (Cost $9,575,299)			11,128,287
BOND MUTUAL FUNDS 28.4%			
T. Rowe Price New Income Fund	16.2	254,503,042	2,527,215
T. Rowe Price Inflation Focused Bond Fund	4.0	119,237,380	617,650
T. Rowe Price High Yield Fund	3.1	70,694,302	481,428
T. Rowe Price Emerging Markets Bond Fund	3.0	33,559,487	465,470
T. Rowe Price International Bond Fund	2.1	32,419,369	323,869
T. Rowe Price Summit Cash Reserves Fund, 0.01% (3)	—	5,885,654	5,886
Total Bond Mutual Funds (Cost $4,170,908)			4,421,518
Total Investments in Securities 100.0% of Net Assets (Cost $ 13,746,207)			**$ 15,549,805**

(1) Affiliated Companies
(2) Non-income producing
(3) Seven-day yield

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2012. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/12	Value 5/31/12
T. Rowe Price Emerging Markets Bond Fund	$ 15,003	$ 3,412	$ 6,875	$ 465,470	$ 422,526
T. Rowe Price Emerging Markets Stock Fund	27,207	1,904	—	655,929	592,633
T. Rowe Price Equity Index 500 Fund	77,409	39,544	13,759	2,634,860	2,420,987
T. Rowe Price Growth Stock Fund	49,617	32,241	—	1,875,249	1,765,433
T. Rowe Price High Yield Fund	17,999	62,348	8,781	481,428	509,717
T. Rowe Price Inflation Focused Bond Fund	112,208	8,749	—	617,650	510,860
T. Rowe Price International Bond Fund	7,601	6,110	1,851	323,869	312,076
T. Rowe Price International Growth & Income Fund	66,960	2,817	—	799,183	674,918
T. Rowe Price International Stock Fund	68,369	2,743	—	908,584	779,209
T. Rowe Price Mid-Cap Growth Fund	9,116	3,695	—	423,011	399,623
T. Rowe Price Mid-Cap Value Fund	8,774	10,315	—	417,706	380,190
T. Rowe Price New Horizons Fund	4,053	8,231	—	189,727	184,916
T. Rowe Price New Income Fund	200,305	50,255	19,447	2,527,215	2,347,414
T. Rowe Price Overseas Stock Fund	55,129	2,681	—	807,453	683,180
T. Rowe Price Real Assets Fund	13,102	2,107	—	436,029	393,575
T. Rowe Price Small-Cap Stock Fund	3,947	4,427	—	187,097	176,661

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2020 Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2020 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over the time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined under GAAP. The fund values its financial instruments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Financial instruments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On August 31, 2012, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their values.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2012, the cost of investments for federal income tax purposes was $13,746,207,000. Net unrealized gain aggregated $1,803,598,000 at period-end, of which $1,854,778,000 related to appreciated investments and $51,180,000 related to depreciated investments.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2012, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement 2030 Fund
Unaudited

Portfolio of Investments[1]

(Cost and value in $000s)

	Percent of Net Assets	Shares	Value
EQUITY MUTUAL FUNDS 85.4%			
T. Rowe Price Growth Stock Fund	19.3%	68,360,721	2,548,488
T. Rowe Price Value Fund	17.3	89,804,254	2,280,130
T. Rowe Price Equity Index 500 Fund	10.5	36,310,055	1,380,508
T. Rowe Price International Stock Fund	7.0	69,122,233	922,782
T. Rowe Price Overseas Stock Fund	6.2	103,055,045	818,257
T. Rowe Price International Growth & Income Fund	6.2	66,711,877	811,216
T. Rowe Price Emerging Markets Stock Fund	5.0	21,864,155	665,763
T. Rowe Price Real Assets Fund	3.3	40,898,760	441,298
T. Rowe Price Mid-Cap Growth Fund (2)	3.2	7,362,304	427,014
T. Rowe Price Mid-Cap Value Fund	3.2	17,364,915	422,836
T. Rowe Price New Horizons Fund (2)	1.4	5,342,215	190,129
T. Rowe Price Small-Cap Stock Fund (2)	1.4	5,237,995	185,582
T. Rowe Price Small-Cap Value Fund	1.4	4,811,378	182,159
Total Equity Mutual Funds (Cost $9,839,545)			11,276,162
BOND MUTUAL FUNDS 14.6%			
T. Rowe Price New Income Fund	9.6	127,328,361	1,264,371
T. Rowe Price High Yield Fund	1.8	35,570,182	242,233
T. Rowe Price Emerging Markets Bond Fund	1.8	16,649,492	230,929
T. Rowe Price International Bond Fund	1.2	16,066,278	160,502
T. Rowe Price Summit Cash Reserves Fund, 0.01% (3)	0.2	23,942,286	23,942
Total Bond Mutual Funds (Cost $1,819,748)			1,921,977
Total Investments in Securities 100.0% of Net Assets (Cost $ 11,659,293)			**$ 13,198,139**

(1) Affiliated Companies
(2) Non-income producing
(3) Seven-day yield

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2012. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/12	Value 5/31/12
T. Rowe Price Emerging Markets Bond Fund	$ 9,116	$ 810	$ 3,393	$ 230,929	$ 207,223
T. Rowe Price Emerging Markets Stock Fund	40,546	1,631	–	665,763	589,243
T. Rowe Price Equity Index 500 Fund	45,575	19,172	7,193	1,380,508	1,262,255
T. Rowe Price Growth Stock Fund	103,064	6,526	–	2,548,488	2,323,043
T. Rowe Price High Yield Fund	10,897	31,768	4,411	242,233	255,121
T. Rowe Price International Bond Fund	4,963	658	911	160,502	151,313
T. Rowe Price International Growth & Income Fund	82,707	2,599	–	811,216	671,374
T. Rowe Price International Stock Fund	84,103	2,450	–	922,782	777,878
T. Rowe Price Mid-Cap Growth Fund	12,265	3,445	–	427,014	400,224
T. Rowe Price Mid-Cap Value Fund	11,794	1,181	–	422,836	373,952
T. Rowe Price New Horizons Fund	5,452	9,304	–	190,129	184,539
T. Rowe Price New Income Fund	110,679	32,060	9,660	1,264,371	1,170,764
T. Rowe Price Overseas Stock Fund	68,560	2,454	–	818,257	680,387
T. Rowe Price Real Assets Fund	16,411	1,865	–	441,298	395,141
T. Rowe Price Small-Cap Stock Fund	5,292	4,769	–	185,582	174,198
T. Rowe Price Small-Cap Value Fund	5,124	6,146	–	182,159	172,576
T. Rowe Price Summit Cash Reserves Fund, 0.01%	126,839	153,900	1	23,942	51,004
T. Rowe Price Value Fund	54,911	68,807	–	2,280,130	2,095,342
Totals			$ 25,569	$ 13,198,139	$ 11,935,577

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2030 Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2030 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over the time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined under GAAP. The fund values its financial instruments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Financial instruments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On August 31, 2012, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their values.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2012, the cost of investments for federal income tax purposes was $11,659,293,000. Net unrealized gain aggregated $1,538,846,000 at period-end, of which $1,615,247,000 related to appreciated investments and $76,401,000 related to depreciated investments.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2012, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement 2040 Fund
Unaudited

Portfolio of Investments[1]

(Cost and value in $000s)

	Percent of Net Assets	Shares	Value
EQUITY MUTUAL FUNDS 92.4%			
T. Rowe Price Growth Stock Fund	22.9%	54,020,355	2,013,879
T. Rowe Price Value Fund	20.6	71,419,585	1,813,343
T. Rowe Price International Stock Fund	7.6	49,863,248	665,674
T. Rowe Price Equity Index 500 Fund	7.4	17,138,334	651,600
T. Rowe Price Overseas Stock Fund	6.7	74,254,421	589,580
T. Rowe Price International Growth & Income Fund	6.6	48,136,295	585,337
T. Rowe Price Emerging Markets Stock Fund	5.4	15,729,997	478,978
T. Rowe Price Real Assets Fund	3.6	29,674,324	320,186
T. Rowe Price Mid-Cap Growth Fund (2)	3.5	5,270,341	305,680
T. Rowe Price Mid-Cap Value Fund	3.5	12,510,860	304,639
T. Rowe Price New Horizons Fund (2)	1.6	3,857,212	137,278
T. Rowe Price Small-Cap Stock Fund (2)	1.5	3,746,803	132,749
T. Rowe Price Small-Cap Value Fund	1.5	3,400,462	128,742
Total Equity Mutual Funds (Cost $7,057,899)			8,127,665
BOND MUTUAL FUNDS 7.6%			
T. Rowe Price New Income Fund	4.9	43,183,901	428,816
T. Rowe Price High Yield Fund	1.0	12,332,304	83,983
T. Rowe Price Emerging Markets Bond Fund	0.9	5,879,364	81,547
T. Rowe Price International Bond Fund	0.6	5,685,341	56,797
T. Rowe Price Summit Cash Reserves Fund, 0.01% (3)	0.2	14,662,986	14,663
Total Bond Mutual Funds (Cost $628,995)			665,806
Total Investments in Securities			
100.0% of Net Assets (Cost $ 7,686,894)			**$ 8,793,471**

(1) Affiliated Companies
(2) Non-income producing
(3) Seven-day yield

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2012. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/12	Value 5/31/12
T. Rowe Price Emerging Markets Bond Fund	$ 3,757	$ 236	$ 1,194	$ 81,547	$ 72,601
T. Rowe Price Emerging Markets Stock Fund	30,347	974	—	478,978	422,577
T. Rowe Price Equity Index 500 Fund	23,046	12,221	3,385	651,600	597,992
T. Rowe Price Growth Stock Fund	85,938	3,938	—	2,013,879	1,830,218
T. Rowe Price High Yield Fund	4,449	11,716	1,525	83,983	88,459
T. Rowe Price International Bond Fund	2,148	192	322	56,797	53,117
T. Rowe Price International Growth & Income Fund	59,090	1,562	—	585,337	484,992
T. Rowe Price International Stock Fund	62,512	1,488	—	665,674	559,413
T. Rowe Price Mid-Cap Growth Fund	11,206	651	—	305,680	282,559
T. Rowe Price Mid-Cap Value Fund	10,774	7,429	—	304,639	272,936
T. Rowe Price New Horizons Fund	4,970	2,412	—	137,278	127,962
T. Rowe Price New Income Fund	37,626	24,660	3,298	428,816	410,956
T. Rowe Price Overseas Stock Fund	47,874	1,484	—	589,580	491,666
T. Rowe Price Real Assets Fund	11,672	1,112	—	320,186	286,657
T. Rowe Price Small-Cap Stock Fund	4,842	3,948	—	132,749	124,147
T. Rowe Price Small-Cap Value Fund	4,679	2,990	—	128,742	119,815
T. Rowe Price Summit Cash Reserves Fund, 0.01%	46,927	32,300	—	14,663	36
T. Rowe Price Value Fund	44,679	63,661	—	1,813,343	1,671,973
Totals			$ 9,724	$ 8,793,471	$ 7,898,076

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Retirement 2040 Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2040 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over the time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined under GAAP. The fund values its financial instruments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Financial instruments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On August 31, 2012, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their values.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2012, the cost of investments for federal income tax purposes was $7,686,894,000. Net unrealized gain aggregated $1,106,577,000 at period-end, of which $1,152,124,000 related to appreciated investments and $45,547,000 related to depreciated investments.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2012, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement Income Fund
Unaudited

Portfolio of Investments[1]

(Cost and value in $000s)

	Percent of Net Assets	Shares	Value
BOND MUTUAL FUNDS 57.5%			
T. Rowe Price Inflation Focused Bond Fund	30.0%	161,598,278	837,079
T. Rowe Price New Income Fund	18.3	51,500,467	511,400
T. Rowe Price High Yield Fund	3.5	14,234,125	96,934
T. Rowe Price Emerging Markets Bond Fund	3.3	6,728,854	93,329
T. Rowe Price International Bond Fund	2.4	6,572,109	65,655
T. Rowe Price Summit Cash Reserves Fund, 0.01% (2)	–	218,659	219
Total Bond Mutual Funds (Cost $1,523,013)			1,604,616
EQUITY MUTUAL FUNDS 42.5%			
T. Rowe Price Equity Index 500 Fund	23.3	17,142,823	651,770
T. Rowe Price International Stock Fund	3.5	7,313,394	97,634
T. Rowe Price Overseas Stock Fund	3.1	10,969,566	87,098
T. Rowe Price International Growth & Income Fund	3.1	7,067,962	85,947
T. Rowe Price Emerging Markets Stock Fund	2.5	2,294,331	69,862
T. Rowe Price Real Assets Fund	1.7	4,287,682	46,264
T. Rowe Price Mid-Cap Growth Fund (3)	1.6	777,945	45,121
T. Rowe Price Mid-Cap Value Fund	1.6	1,837,853	44,752
T. Rowe Price Small-Cap Stock Fund (3)	0.7	569,177	20,166
T. Rowe Price New Horizons Fund (3)	0.7	561,181	19,973
T. Rowe Price Small-Cap Value Fund	0.7	511,736	19,374
Total Equity Mutual Funds (Cost $973,418)			1,187,961
Total Investments in Securities 100.0% of Net Assets (Cost $2,496,431)			$ 2,792,577

(1) Affiliated Companies
(2) Seven-day yield
(3) Non-income producing

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2012. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/12	Value 5/31/12
T. Rowe Price Emerging Markets Bond Fund	$ 3,207	$ 1,204	$ 1,382	$ 93,329	$ 85,084
T. Rowe Price Emerging Markets Stock Fund	2,009	672	–	69,862	64,393
T. Rowe Price Equity Index 500 Fund	19,506	33,374	3,519	651,770	624,086
T. Rowe Price High Yield Fund	3,827	13,005	1,773	96,934	102,943
T. Rowe Price Inflation Focused Bond Fund	51,551	12,045	–	837,079	793,154
T. Rowe Price International Bond Fund	1,671	1,747	376	65,655	63,635
T. Rowe Price International Growth & Income Fund	7,738	865	–	85,947	72,545
T. Rowe Price International Stock Fund	8,331	875	–	97,634	83,287
T. Rowe Price Mid-Cap Growth Fund	1,094	610	–	45,121	42,729
T. Rowe Price Mid-Cap Value Fund	1,048	564	–	44,752	40,180
T. Rowe Price New Horizons Fund	482	1,149	–	19,973	19,723
T. Rowe Price New Income Fund	36,458	6,675	3,970	511,400	475,647
T. Rowe Price Overseas Stock Fund	8,063	877	–	87,098	72,089
T. Rowe Price Real Assets Fund	4,028	727	–	46,264	39,727
T. Rowe Price Small-Cap Stock Fund	471	252	–	20,166	18,799
T. Rowe Price Small-Cap Value Fund	455	242	–	19,374	18,109
T. Rowe Price Summit Cash Reserves Fund, 0.01%	28,180	37,000	–	219	9,039
Totals			$ 11,020	$ 2,792,577	$ 2,625,169

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Retirement Income Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement Income Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined under GAAP. The fund values its financial instruments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Financial instruments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On August 31, 2012, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their values.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2012, the cost of investments for federal income tax purposes was $2,496,431,000. Net unrealized gain aggregated $296,146,000 at period-end, of which $296,746,000 related to appreciated investments and $600,000 related to depreciated investments.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets.

At August 31, 2012, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement 2005 Fund
Unaudited

Portfolio of Investments [1]

(Cost and value in $000s)

	Percent of Net Assets	Shares	Value
BOND MUTUAL FUNDS 54.4%			
T. Rowe Price New Income Fund	25.7%	33,897,151	336,599
T. Rowe Price Inflation Focused Bond Fund	15.9	40,295,380	208,730
T. Rowe Price High Yield Fund	4.9	9,350,335	63,676
T. Rowe Price Emerging Markets Bond Fund	4.7	4,415,604	61,244
T. Rowe Price International Bond Fund	3.2	4,275,080	42,708
T. Rowe Price Summit Cash Reserves Fund, 0.01% (3)	–	422,823	423
Total Bond Mutual Funds (Cost $669,897)			713,380
EQUITY MUTUAL FUNDS 45.6%			
T. Rowe Price Equity Index 500 Fund	25.0%	8,603,412	327,102
T. Rowe Price International Stock Fund	3.8	3,726,458	49,748
T. Rowe Price Overseas Stock Fund	3.4	5,540,713	43,993
T. Rowe Price International Growth & Income Fund	3.3	3,577,335	43,500
T. Rowe Price Emerging Markets Stock Fund	2.7	1,181,724	35,984
T. Rowe Price Real Assets Fund	1.8	2,148,364	23,181
T. Rowe Price Mid-Cap Growth Fund (2)	1.7	389,635	22,599
T. Rowe Price Mid-Cap Value Fund	1.7	889,999	21,671
T. Rowe Price New Horizons Fund (2)	0.8	281,197	10,008
T. Rowe Price Small-Cap Stock Fund (2)	0.7	276,626	9,801
T. Rowe Price Small-Cap Value Fund	0.7	250,156	9,471
Total Equity Mutual Funds (Cost $477,895)			597,058
Total Investments in Securities 100.0% of Net Assets (Cost $ 1,147,792)			**$ 1,310,438**

(1) Affiliated Companies
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2005 Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2005 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over the time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined under GAAP. The fund values its financial instruments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Financial instruments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On August 31, 2012, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their values.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2012, the cost of investments for federal income tax purposes was $1,147,792,000. Net unrealized gain aggregated $162,646,000 at period-end, of which $162,997,000 related to appreciated investments and $351,000 related to depreciated investments.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2012, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement 2015 Fund
Unaudited

Portfolio of Investments[1]

(Cost and value in $000s)

	Percent of Net Assets	Shares	Value
EQUITY MUTUAL FUNDS 63.7%			
T. Rowe Price Equity Index 500 Fund	20.9%	39,172,156	1,489,325
T. Rowe Price Growth Stock Fund	7.8	14,926,023	556,442
T. Rowe Price Value Fund	6.4	17,834,178	452,810
T. Rowe Price International Stock Fund	5.2	27,796,121	371,078
T. Rowe Price Overseas Stock Fund	4.6	41,485,867	329,398
T. Rowe Price International Growth & Income Fund	4.6	26,854,969	326,556
T. Rowe Price Emerging Markets Stock Fund	3.7	8,773,494	267,153
T. Rowe Price Real Assets Fund	2.5	16,438,835	177,375
T. Rowe Price Mid-Cap Growth Fund (2)	2.4	2,974,641	172,529
T. Rowe Price Mid-Cap Value Fund	2.4	7,039,001	171,400
T. Rowe Price New Horizons Fund (2)	1.1	2,192,568	78,034
T. Rowe Price Small-Cap Stock Fund (2)	1.1	2,182,496	77,326
T. Rowe Price Small-Cap Value Fund	1.0	1,941,269	73,496
Total Equity Mutual Funds (Cost $3,938,486)			4,542,922
BOND MUTUAL FUNDS 36.3%			
T. Rowe Price New Income Fund	19.6	140,958,325	1,399,716
T. Rowe Price Inflation Focused Bond Fund	7.0	95,953,692	497,040
T. Rowe Price High Yield Fund	3.7	39,087,877	266,189
T. Rowe Price Emerging Markets Bond Fund	3.5	18,199,411	252,426
T. Rowe Price International Bond Fund	2.4	17,411,586	173,942
T. Rowe Price Summit Cash Reserves Fund, 0.01% (3)	0.1	2,737,992	2,738
Total Bond Mutual Funds (Cost $2,454,188)			2,592,051
Total Investments in Securities			
100.0% of Net Assets (Cost $ 6,392,674)			**$ 7,134,973**

(1) Affiliated Companies
(2) Non-income producing
(3) Seven-day yield

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2012. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/12	Value 5/31/12
T. Rowe Price Emerging Markets Bond Fund	$ 8,958	$ 2,535	$ 3,735	$ 252,426	$ 229,183
T. Rowe Price Emerging Markets Stock Fund	10,714	1,660	–	267,153	242,824
T. Rowe Price Equity Index 500 Fund	45,703	39,037	7,874	1,489,325	1,384,379
T. Rowe Price Growth Stock Fund	13,909	8,466	–	556,442	524,303
T. Rowe Price High Yield Fund	10,724	30,362	4,804	266,189	277,388
T. Rowe Price Inflation Focused Bond Fund	33,355	10,512	–	497,040	471,601
T. Rowe Price International Bond Fund	4,697	9,066	998	173,942	172,412
T. Rowe Price International Growth & Income Fund	27,704	2,517	–	326,556	276,842
T. Rowe Price International Stock Fund	28,032	2,436	–	371,078	319,747
T. Rowe Price Mid-Cap Growth Fund	4,305	2,632	–	172,529	163,718
T. Rowe Price Mid-Cap Value Fund	4,139	4,458	–	171,400	156,016
T. Rowe Price New Horizons Fund	1,910	1,139	–	78,034	73,564
T. Rowe Price New Income Fund	138,715	30,695	10,716	1,399,716	1,275,922
T. Rowe Price Overseas Stock Fund	24,779	2,450	–	329,398	277,841
T. Rowe Price Real Assets Fund	4,247	2,153	–	177,375	162,263
T. Rowe Price Small-Cap Stock Fund	1,849	657	–	77,326	71,827
T. Rowe Price Small-Cap Value Fund	1,800	673	–	73,496	68,426
T. Rowe Price Summit Cash Reserves Fund, 0.01%	67,314	74,300	1	2,738	9,724
T. Rowe Price Value Fund	13,995	28,629	–	452,810	429,211
Totals			$ 28,128	$ 7,134,973	$ 6,587,191

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Retirement 2015 Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2015 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over the time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined under GAAP. The fund values its financial instruments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Financial instruments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On August 31, 2012, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their values.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2012, the cost of investments for federal income tax purposes was $6,392,674,000. Net unrealized gain aggregated $742,299,000 at period-end, of which $768,926,000 related to appreciated investments and $26,627,000 related to depreciated investments.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2012, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement 2025 Fund
Unaudited

Portfolio of Investments[1]

(Cost and value in $000s)

	Percent of Net Assets	Shares	Value
EQUITY MUTUAL FUNDS 79.0%			
T. Rowe Price Growth Stock Fund	15.9	37,558,539	1,400,182
T. Rowe Price Value Fund	14.0	48,602,477	1,234,017
T. Rowe Price Equity Index 500 Fund	13.6	31,552,816	1,199,638
T. Rowe Price International Stock Fund	6.5	42,762,998	570,886
T. Rowe Price Overseas Stock Fund	5.7	63,660,513	505,465
T. Rowe Price International Growth & Income Fund	5.7	41,277,918	501,940
T. Rowe Price Emerging Markets Stock Fund	4.6	13,452,098	409,616
T. Rowe Price Real Assets Fund	3.1	25,180,673	271,699
T. Rowe Price Mid-Cap Growth Fund (2)	3.0	4,518,621	262,080
T. Rowe Price Mid-Cap Value Fund	3.0	10,752,792	261,830
T. Rowe Price New Horizons Fund (2)	1.3	3,357,337	119,488
T. Rowe Price Small-Cap Stock Fund (2)	1.3	3,285,676	116,412
T. Rowe Price Small-Cap Value Fund	1.3	2,938,285	111,243
Total Equity Mutual Funds (Cost $6,212,050)			6,964,496
BOND MUTUAL FUNDS 21.0%			
T. Rowe Price New Income Fund	12.9	114,592,691	1,137,905
T. Rowe Price High Yield Fund	2.5	31,993,644	217,877
T. Rowe Price Emerging Markets Bond Fund	2.2	14,340,423	198,902
T. Rowe Price International Bond Fund	1.6	13,986,805	139,728
T. Rowe Price Inflation Focused Bond Fund	1.5	25,050,144	129,760
T. Rowe Price Summit Cash Reserves Fund, 0.01% (3)	0.3	27,115,000	27,115
Total Bond Mutual Funds (Cost $1,763,030)			1,851,287
Total Investments in Securities 100.0% of Net Assets (Cost $ 7,975,080)			**$ 8,815,783**

(1) Affiliated Companies
(2) Non-income producing
(3) Seven-day yield

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2012. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/12	Value 5/31/12
T. Rowe Price Emerging Markets Bond Fund	$ 10,370	$ 3,967	$ 2,910	$ 198,902	$ 179,243
T. Rowe Price Emerging Markets Stock Fund	27,177	1,112	–	409,616	360,586
T. Rowe Price Equity Index 500 Fund	71,464	10,373	6,046	1,199,638	1,060,404
T. Rowe Price Growth Stock Fund	71,310	17,779	–	1,400,182	1,276,988
T. Rowe Price High Yield Fund	12,304	19,408	3,846	217,877	218,223
T. Rowe Price Inflation Focused Bond Fund	11,809	650	–	129,760	117,903
T. Rowe Price International Bond Fund	6,088	703	788	139,728	130,129
T. Rowe Price International Growth & Income Fund	54,999	1,873	–	501,940	412,096
T. Rowe Price International Stock Fund	57,421	1,728	–	570,886	476,303
T. Rowe Price Mid-Cap Growth Fund	11,005	823	–	262,080	241,187
T. Rowe Price Mid-Cap Value Fund	10,577	3,955	–	261,830	231,322
T. Rowe Price New Horizons Fund	4,901	1,445	–	119,488	110,200
T. Rowe Price New Income Fund	145,168	22,944	8,522	1,137,905	1,002,755
T. Rowe Price Overseas Stock Fund	47,603	1,745	–	505,465	415,614
T. Rowe Price Real Assets Fund	14,009	1,352	–	271,699	239,747
T. Rowe Price Small-Cap Stock Fund	4,738	341	–	116,412	105,525
T. Rowe Price Small-Cap Value Fund	4,605	367	–	111,243	101,056
T. Rowe Price Summit Cash Reserves Fund, 0.01%	132,380	142,300	1	27,115	37,035
T. Rowe Price Value Fund	39,541	53,277	–	1,234,017	1,138,578
Totals			$ 22,113	$ 8,815,783	$ 7,854,894

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2025 Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2025 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over the time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined under GAAP. The fund values its financial instruments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Financial instruments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On August 31, 2012, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their values.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2012, the cost of investments for federal income tax purposes was $7,975,080,000. Net unrealized gain aggregated $840,703,000 at period-end, of which $890,255,000 related to appreciated investments and $49,552,000 related to depreciated investments.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2012, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement 2035 Fund
Unaudited

Portfolio of Investments(1)

(Cost and value in $000s)

	Percent of Net Assets	Shares	Value
EQUITY MUTUAL FUNDS 90.4%			
T. Rowe Price Growth Stock Fund	21.9%	35,118,052	1,309,201
T. Rowe Price Value Fund	19.7	46,294,077	1,175,407
T. Rowe Price Equity Index 500 Fund	8.2	12,926,456	491,464
T. Rowe Price International Stock Fund	7.4	33,109,011	442,005
T. Rowe Price Overseas Stock Fund	6.6	49,320,835	391,607
T. Rowe Price International Growth & Income Fund	6.5	32,034,754	389,543
T. Rowe Price Emerging Markets Stock Fund	5.3	10,432,708	317,676
T. Rowe Price Real Assets Fund	3.5	19,533,644	210,768
T. Rowe Price Mid-Cap Value Fund	3.4	8,342,421	203,138
T. Rowe Price Mid-Cap Growth Fund (2)	3.4	3,467,561	201,118
T. Rowe Price New Horizons Fund (2)	1.6	2,566,162	91,330
T. Rowe Price Small-Cap Stock Fund (2)	1.5	2,521,839	89,349
T. Rowe Price Small-Cap Value Fund	1.4	2,233,477	84,559
Total Equity Mutual Funds (Cost $4,816,796)			5,397,165
BOND MUTUAL FUNDS 9.6%			
T. Rowe Price New Income Fund	6.2	37,464,880	372,027
T. Rowe Price High Yield Fund	1.2	10,603,114	72,207
T. Rowe Price Emerging Markets Bond Fund	1.1	4,825,673	66,932
T. Rowe Price International Bond Fund	0.8	4,777,795	47,730
T. Rowe Price Summit Cash Reserves Fund, 0.01% (3)	0.3	16,826,846	16,827
Total Bond Mutual Funds (Cost $552,666)			575,723
Total Investments in Securities 100.0% of Net Assets (Cost $ 5,369,462)			$ 5,972,888

(1) Affiliated Companies
(2) Non-income producing
(3) Seven-day yield

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2012. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/12	Value 5/31/12
T. Rowe Price Emerging Markets Bond Fund	$ 3,677	$ 544	$ 978	$ 66,932	$ 59,434
T. Rowe Price Emerging Markets Stock Fund	26,260	1,731	–	317,676	276,209
T. Rowe Price Equity Index 500 Fund	23,805	13,305	2,517	491,464	449,387
T. Rowe Price Growth Stock Fund	86,744	6,951	–	1,309,201	1,166,947
T. Rowe Price High Yield Fund	4,350	8,858	1,296	72,207	74,510
T. Rowe Price International Bond Fund	2,187	440	270	47,730	44,557
T. Rowe Price International Growth & Income Fund	48,659	2,949	–	389,543	315,905
T. Rowe Price International Stock Fund	49,759	2,692	–	442,005	365,902
T. Rowe Price Mid-Cap Growth Fund	9,168	1,133	–	201,118	185,325
T. Rowe Price Mid-Cap Value Fund	8,813	1,140	–	203,138	177,637
T. Rowe Price New Horizons Fund	4,079	1,491	–	91,330	84,561
T. Rowe Price New Income Fund	33,585	10,045	2,855	372,027	344,412
T. Rowe Price Overseas Stock Fund	39,597	2,760	–	391,607	321,187
T. Rowe Price Real Assets Fund	13,277	1,954	–	210,768	184,651
T. Rowe Price Small-Cap Stock Fund	3,951	467	–	89,349	81,091
T. Rowe Price Small-Cap Value Fund	3,845	507	–	84,559	76,876
T. Rowe Price Summit Cash Reserves Fund, 0.01%	98,668	109,050	–	16,827	27,209
T. Rowe Price Value Fund	39,927	26,548	–	1,175,407	1,062,991
Totals			$ 7,916	$ 5,972,888	$ 5,298,791

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2035 Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2035 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over the time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined under GAAP. The fund values its financial instruments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Financial instruments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On August 31, 2012, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their values.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2012, the cost of investments for federal income tax purposes was $5,369,462,000. Net unrealized gain aggregated $603,426,000 at period-end, of which $644,199,000 related to appreciated investments and $40,773,000 related to depreciated investments.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets.

At August 31, 2012, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement 2045 Fund
Unaudited

Portfolio of Investments[1]

(Cost and value in $000s)

	Percent of Net Assets	Shares	Value
EQUITY MUTUAL FUNDS 92.3%			
T. Rowe Price Growth Stock Fund	22.8	19,980,498	744,873
T. Rowe Price Value Fund	20.6	26,411,189	670,580
T. Rowe Price International Stock Fund	7.6	18,472,428	246,607
T. Rowe Price Equity Index 500 Fund	7.4	6,331,197	240,712
T. Rowe Price Overseas Stock Fund	6.7	27,505,551	218,394
T. Rowe Price International Growth & Income Fund	6.6	17,837,819	216,908
T. Rowe Price Emerging Markets Stock Fund	5.5	5,843,399	177,932
T. Rowe Price Real Assets Fund	3.6	10,929,388	117,928
T. Rowe Price Mid-Cap Value Fund	3.5	4,661,995	113,520
T. Rowe Price Mid-Cap Growth Fund (2)	3.5	1,950,093	113,105
T. Rowe Price New Horizons Fund (2)	1.5	1,422,749	50,636
T. Rowe Price Small-Cap Stock Fund (2)	1.5	1,402,807	49,701
T. Rowe Price Small-Cap Value Fund	1.5	1,269,398	48,059
Total Equity Mutual Funds (Cost $2,643,034)			3,008,955
BOND MUTUAL FUNDS 7.7%			
T. Rowe Price New Income Fund	4.9	16,049,095	159,368
T. Rowe Price High Yield Fund	1.0	4,565,538	31,091
T. Rowe Price Emerging Markets Bond Fund	0.9	2,116,669	29,358
T. Rowe Price International Bond Fund	0.7	2,123,114	21,210
T. Rowe Price Summit Cash Reserves Fund, 0.01% (3)	0.2	8,113,515	8,114
Total Bond Mutual Funds (Cost $238,111)			249,141
Total Investments in Securities			
100.0% of Net Assets (Cost $ 2,881,145)			$ 3,258,096

(1) Affiliated Companies
(2) Non-income producing
(3) Seven-day yield

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2012. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/12	Value 5/31/12
T. Rowe Price Emerging Markets Bond Fund	$ 2,021	$ 157	$ 425	$ 29,358	$ 25,583
T. Rowe Price Emerging Markets Stock Fund	16,068	643	–	177,932	152,837
T. Rowe Price Equity Index 500 Fund	13,363	5,392	1,227	240,712	217,286
T. Rowe Price Growth Stock Fund	47,918	2,629	–	744,873	663,151
T. Rowe Price High Yield Fund	2,384	5,025	565	31,091	32,713
T. Rowe Price International Bond Fund	1,256	127	119	21,210	19,446
T. Rowe Price International Growth & Income Fund	28,506	1,049	–	216,908	173,948
T. Rowe Price International Stock Fund	28,986	980	–	246,607	202,280
T. Rowe Price Mid-Cap Growth Fund	6,825	434	–	113,105	102,221
T. Rowe Price Mid-Cap Value Fund	6,562	1,527	–	113,520	98,332
T. Rowe Price New Horizons Fund	3,027	1,054	–	50,636	46,235
T. Rowe Price New Income Fund	18,030	9,300	1,208	159,368	148,929
T. Rowe Price Overseas Stock Fund	23,017	985	–	218,394	177,651
T. Rowe Price Real Assets Fund	7,870	740	–	117,928	102,503
T. Rowe Price Small-Cap Stock Fund	2,949	1,047	–	49,701	45,013
T. Rowe Price Small-Cap Value Fund	2,850	1,089	–	48,059	43,673
T. Rowe Price Summit Cash Reserves Fund, 0.01%	28,050	20,150	–	8,114	213
T. Rowe Price Value Fund	27,518	19,164	–	670,580	604,465
Totals			$ 3,544	$ 3,258,096	$ 2,856,479

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Retirement 2045 Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2045 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over the time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined under GAAP. The fund values its financial instruments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Financial instruments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On August 31, 2012, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their values.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2012, the cost of investments for federal income tax purposes was $2,881,145,000. Net unrealized gain aggregated $376,951,000 at period-end, of which $388,555,000 related to appreciated investments and $11,604,000 related to depreciated investments.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets.

At August 31, 2012, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement 2050 Fund
Unaudited

Portfolio of Investments (1)

(Cost and value in $000s)

	Percent of Net Assets	Shares	Value
EQUITY MUTUAL FUNDS 92.3%			
T. Rowe Price Growth Stock Fund	22.9%	12,255,318	456,878
T. Rowe Price Value Fund	20.5	16,140,765	409,814
T. Rowe Price International Stock Fund	7.6	11,317,395	151,087
T. Rowe Price Equity Index 500 Fund	7.4	3,885,879	147,741
T. Rowe Price Overseas Stock Fund	6.7	16,854,035	133,821
T. Rowe Price International Growth & Income Fund	6.6	10,926,566	132,867
T. Rowe Price Emerging Markets Stock Fund	5.4	3,568,263	108,654
T. Rowe Price Real Assets Fund	3.6	6,673,803	72,010
T. Rowe Price Mid-Cap Value Fund	3.5	2,848,887	69,370
T. Rowe Price Mid-Cap Growth Fund (2)	3.5	1,191,904	69,130
T. Rowe Price New Horizons Fund (2)	1.6	873,840	31,100
T. Rowe Price Small-Cap Stock Fund (2)	1.5	854,063	30,260
T. Rowe Price Small-Cap Value Fund	1.5	776,671	29,405
Total Equity Mutual Funds (Cost $1,606,518)			1,842,137
BOND MUTUAL FUNDS 7.7%			
T. Rowe Price New Income Fund	4.9	9,868,366	97,993
T. Rowe Price High Yield Fund	1.0	2,797,942	19,054
T. Rowe Price Emerging Markets Bond Fund	0.9	1,260,321	17,481
T. Rowe Price International Bond Fund	0.6	1,297,303	12,960
T. Rowe Price Summit Cash Reserves Fund, 0.01% (3)	0.3	6,836,183	6,836
Total Bond Mutual Funds (Cost $148,410)			154,324
Total Investments in Securities 100.0% of Net Assets (Cost $ 1,754,928)			**$ 1,996,461**

(1) Affiliated Companies
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2050 Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2050 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over the time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined under GAAP. The fund values its financial instruments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Financial instruments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On August 31, 2012, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their values.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2012, the cost of investments for federal income tax purposes was $1,754,928,000. Net unrealized gain aggregated $241,533,000 at period-end, of which $244,671,000 related to appreciated investments and $3,138,000 related to depreciated investments.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2012, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement 2055 Fund
Unaudited

Portfolio of Investments[1]

(Cost and value in $000s)

	Percent of Net Assets	Shares	Value
EQUITY MUTUAL FUNDS 92.3%			
T. Rowe Price Growth Stock Fund	22.8%	2,849,520	106,230
T. Rowe Price Value Fund	20.5	3,761,562	95,506
T. Rowe Price International Stock Fund	7.6	2,636,311	35,195
T. Rowe Price Equity Index 500 Fund	7.4	905,593	34,431
T. Rowe Price Overseas Stock Fund	6.7	3,913,545	31,074
T. Rowe Price International Growth & Income Fund	6.7	2,548,215	30,986
T. Rowe Price Emerging Markets Stock Fund	5.4	833,102	25,368
T. Rowe Price Real Assets Fund	3.6	1,548,186	16,705
T. Rowe Price Mid-Cap Value Fund	3.5	664,618	16,183
T. Rowe Price Mid-Cap Growth Fund (2)	3.5	278,931	16,178
T. Rowe Price New Horizons Fund (2)	1.6	204,052	7,262
T. Rowe Price Small-Cap Stock Fund (2)	1.5	204,671	7,252
T. Rowe Price Small-Cap Value Fund	1.5	182,100	6,894
Total Equity Mutual Funds (Cost $381,320)			429,264
BOND MUTUAL FUNDS 7.7%			
T. Rowe Price New Income Fund	4.9	2,296,058	22,800
T. Rowe Price High Yield Fund	1.0	652,013	4,440
T. Rowe Price Emerging Markets Bond Fund	0.9	312,842	4,339
T. Rowe Price International Bond Fund	0.6	301,967	3,017
T. Rowe Price Summit Cash Reserves Fund, 0.01% (3)	0.3	1,213,932	1,214
Total Bond Mutual Funds (Cost $34,519)			35,810
Total Investments in Securities			
100.0% of Net Assets (Cost $ 415,839)			**$ 465,074**

(1) Affiliated Companies
(2) Non-income producing
(3) Seven-day yield

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2012. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/12	Value 5/31/12
T. Rowe Price Emerging Markets Bond Fund	$ 347	$ 74	$ 63	$ 4,339	$ 3,792
T. Rowe Price Emerging Markets Stock Fund	2,629	291	–	25,368	21,775
T. Rowe Price Equity Index 500 Fund	2,517	1,064	176	34,431	30,942
T. Rowe Price Growth Stock Fund	8,890	1,278	–	106,230	94,086
T. Rowe Price High Yield Fund	402	533	78	4,440	4,452
T. Rowe Price International Bond Fund	219	60	17	3,017	2,768
T. Rowe Price International Growth & Income Fund	4,451	457	–	30,986	24,865
T. Rowe Price International Stock Fund	4,655	426	–	35,195	28,792
T. Rowe Price Mid-Cap Growth Fund	1,251	212	–	16,178	14,587
T. Rowe Price Mid-Cap Value Fund	1,202	373	–	16,183	13,990
T. Rowe Price New Horizons Fund	555	304	–	7,262	6,703
T. Rowe Price New Income Fund	2,936	1,160	172	22,800	20,811
T. Rowe Price Overseas Stock Fund	3,621	427	–	31,074	25,313
T. Rowe Price Real Assets Fund	1,601	349	–	16,705	14,296
T. Rowe Price Small-Cap Stock Fund	540	87	–	7,252	6,446
T. Rowe Price Small-Cap Value Fund	523	247	–	6,894	6,285
T. Rowe Price Summit Cash Reserves Fund, 0.01%	4,593	3,480	–	1,214	101
T. Rowe Price Value Fund	5,702	3,644	–	95,506	85,907
Totals			$ 506	$ 465,074	$ 405,911

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Retirement 2055 Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2055 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over the time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the underlying Price funds.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined under GAAP. The fund values its financial instruments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Financial instruments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On August 31, 2012, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their values.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2012, the cost of investments for federal income tax purposes was $415,839,000. Net unrealized gain aggregated $49,235,000 at period-end, of which $50,347,000 related to appreciated investments and $1,112,000 related to depreciated investments.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets.

At August 31, 2012, the fund held less than 25% of the outstanding shares of any underlying Price fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date October 24, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date October 24, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date October 24, 2012